General Information	12 Months Ended
Dec. 31, 2018
Text block [abstract]
General Information
1	GENERAL INFORMATION

China Mobile Limited (the “Company”) was incorporated in the Hong Kong Special Administrative Region (“Hong Kong”) of the People’s Republic of China (the “PRC”) on September 3, 1997. The principal activities of the Company and its subsidiaries (together referred to as the “Group”) are the provision of telecommunications and related services in Mainland China and in Hong Kong (for the purpose of preparing the consolidated financial statements, Mainland China refers to the PRC excluding Hong Kong, Macau Special Administrative Region of the PRC and Taiwan). The Company’s immediate holding company is China Mobile Hong Kong (BVI) Limited (incorporated in British Virgin Islands), and the Company’s ultimate holding company is China Mobile Communications Group Co., Ltd. (“CMCC”, incorporated in Mainland China). The address of the Company’s registered office is 60th Floor, The Center, 99 Queen’s Road Central, Hong Kong.

The shares of the Company have been listed on The Stock Exchange of Hong Kong Limited (the “HKEX”) since October 23, 1997 and the American Depositary Shares of the Company have been listed on the New York Stock Exchange since October 22, 1997.